INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (181,168)	$ (276,374)	$ (61,648)
Israel statutory income tax rate	23.00%	23.00%	23.00%
Theoretical income taxes at statutory rate	$ (41,669)	$ (63,566)	$ (14,179)
Preferred technological enterprise benefit	5,891	24,859	9,378
Deferred tax assets for which valuation allowance was provided	16,067	36,851	1,194
Permanent differences	7,643	17,792	16,037
Uncertain tax positions	13,500	7,580	26
Prior year taxes	(2,312)	(4,506)	(135)
Subsidiaries taxed at a different tax rate	16,443	(2,524)	(4,559)
Utilization of carry forward losses for which valuation allowance was provided	0	0	(126)
Reduction in valuation allowance	(1,162)	0	0
Other	1,170	(86)	239
Total income tax provision	$ 15,571	$ 16,400	$ 7,875